Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Fixed maturity securities available for sale, at fair value (amortized cost - $2,526,001 in 2011 and $2,537,606 in 2010)	$ 2,865,934	$ 2,716,856
Equity securities available for sale, at fair value (cost - $81,143 in 2011 and $126,626 in 2010)	80,881	128,768
Commercial mortgage loans on real estate, at amortized cost	671,104	702,311
Policy loans	12,822	13,241
Short-term investments	82,664	53,246
Collateral held/pledged under securities agreements	42,666	57,039
Other investments	103,053	92,117
Total investments	3,859,124	3,763,578
Cash and cash equivalents	5,741	24,516
Premiums and accounts receivable, net	66,510	71,203
Reinsurance recoverables	1,820,067	1,744,688
Accrued investment income	42,266	41,929
Deferred acquisition costs	29,419	31,222
Deferred income taxes, net	0	8,115
Goodwill	17,285	17,285
Value of business acquired	14,833	16,697
Other intangible assets, net	20,123	21,910
Other assets	10,528	12,726
Assets held in separate accounts	1,469,782	1,764,702
Total assets	7,355,678	7,518,571
Liabilities
Future policy benefits and expenses	2,846,881	2,881,526
Unearned premiums	32,291	33,871
Claims and benefits payable	1,760,577	1,741,250
Commissions payable	14,333	14,666
Deferred gain on disposal of businesses	86,034	99,897
Obligation under securities agreements	42,830	57,467
Accounts payable and other liabilities	152,317	154,750
Deferred income taxes, net	18,453	0
Tax payable	11,938	16,944
Liabilities related to separate accounts	1,469,782	1,764,702
Total liabilities	6,435,436	6,765,073
Commitments and contingencies (Note 16)
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5,000	5,000
Additional paid-in capital	497,211	475,635
Retained earnings	200,961	158,846
Accumulated other comprehensive income	217,070	114,017
Total stockholder's equity	920,242	753,498
Total liabilities and stockholder's equity	$ 7,355,678	$ 7,518,571